Total Equity - Non-Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Non-controlling interests	€ 2,662	€ 2,670
Loss attributed to non-controlling interests	€ (576)	€ 121	€ 138
Qualtrics International
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary	71.00%	74.00%
Non-controlling interests		€ 1,159
Loss attributed to non-controlling interests	€ 366	274
Qualtrics International
Disclosure of reserves within equity [line items]
Proceeds received from IPO		€ 2,828